N-2 - USD ($)				1 Months Ended	3 Months Ended									12 Months Ended
	Jan. 02, 2025	Apr. 24, 2024	Mar. 31, 2024	Apr. 24, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2024	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001287750
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Ares Capital Corp
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	Up to $15
	Transaction Fee	(3)
Total stockholder transaction expenses paid	—	(4)
Annual expenses (as a percentage of consolidated net assets attributable to common stock)(5):
Base management fees	3.08	%(6)
Income based fees and capital gains incentive fees	3.27	%(7)
Interest payments on borrowed funds	5.52	%(8)
Other expenses	0.57	%(9)
Acquired fund fees and expenses	2.79	%(10)
Total annual expenses	15.23	%(11)
(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of shares of our common stock on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that stockholders may have paid in connection with their purchase of shares of our common stock.

(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)	The expenses of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees under the plan are paid by us. If a participant elects by notice to the plan administrator in advance of termination to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a transaction fee of up to $15 plus a $0.12 per share fee from the proceeds. See “Dividend Reinvestment Plan” below for more information.
(4)	The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.

Dividend Reinvestment and Cash Purchase Fees	$ 15
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	Up to $15
	Transaction Fee	(3)
Total stockholder transaction expenses paid	—	(4)
Annual expenses (as a percentage of consolidated net assets attributable to common stock)(5):
Base management fees	3.08	%(6)
Income based fees and capital gains incentive fees	3.27	%(7)
Interest payments on borrowed funds	5.52	%(8)
Other expenses	0.57	%(9)
Acquired fund fees and expenses	2.79	%(10)
Total annual expenses	15.23	%(11)
(5)	The “consolidated net assets attributable to common stock” used to calculate the percentages in this table is our average net assets of $11.5 billion for the three months ended March 31, 2024.
(6)	Our base management fee is calculated at an annual rate of 1.5% based on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) at the end of the two most recently completed calendar quarters; provided, however, the base management fee is calculated at an annual rate of 1.0% on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) that exceeds the product of (A) 200% and (B) our net asset value at the end of the most recently completed calendar quarter. See “Business” in our most recent Annual Report on Form 10-K under the caption “Investment Advisory and Management Agreement.”

(7)	This item represents our investment adviser’s income based fees and capital gains incentive fees estimated by annualizing income based fees for the three months ended March 31, 2024, and adding the capital gains incentive fee expense accrued in accordance with U.S. generally accepted accounting principles (“GAAP”) for the three months ended March 31, 2024, even though no capital gains incentive fee was actually payable under the investment advisory and management agreement as of March 31, 2024.

GAAP requires that the capital gains incentive fee accrual consider the cumulative aggregate unrealized capital appreciation in the calculation, as a capital gains incentive fee would be payable if such unrealized capital appreciation were realized, even though such unrealized capital appreciation is not permitted to be considered in calculating the fee actually payable under the Investment Company Act or the investment advisory and management agreement. This GAAP accrual is calculated using the aggregate cumulative realized capital gains and losses and aggregate cumulative unrealized capital depreciation included in the calculation of the capital gains incentive fee actually payable under the investment advisory and management agreement plus the aggregate cumulative unrealized capital appreciation. If such amount is positive at the end of a period, then GAAP requires us to record a capital gains incentive fee equal to 20% of such cumulative amount, less the aggregate amount of actual capital gains incentive fees paid or capital gains incentive fees accrued under GAAP in all prior periods. The resulting accrual for any capital gains incentive fee under GAAP in a given period may result in an additional expense if such cumulative amount is greater than in the prior period or a reversal of previously recorded expense if such cumulative amount is less than in the prior period. If such cumulative amount is negative, then there is no accrual. There can be no assurance that such unrealized capital appreciation will be realized in the future or that the amount accrued for will ultimately be paid.

For purposes of this table, we have assumed that these fees will be payable (in the case of the capital gains incentive fee) and that they will remain constant, although they are based on our performance and will not be paid unless we achieve certain goals. We expect to invest or otherwise utilize all of the net proceeds from securities registered under the registration statement of which this prospectus is a part pursuant to a particular prospectus supplement within three months of the date of the offering pursuant to such prospectus supplement and may have capital gains and interest income that could result in the payment of these fees to our investment adviser in the first year after completion of offerings pursuant to this prospectus. Since our IPO through March 31, 2024, the average quarterly fees accrued related to income based fees and capital gains incentive fees (including capital gains incentive fees accrued under GAAP even though they may not be payable) have been approximately 0.69% of our weighted average net assets for such period (2.75% on an annualized basis). For more detailed information on the calculation of our income based fees and capital gains incentive fees, please see below. For more detailed information about income based fees and capital gains incentive fees previously incurred by us, please see Note 3 to our consolidated financial statements in our most recent Annual Report on Form 10-K and Note 3 to our consolidated financial statements in our most recent Quarterly Report on Form 10-Q.

Income based fees are payable quarterly in arrears in an amount equal to 20% of our pre-incentive fee net investment income (including interest that is accrued but not yet received in cash), subject to a 1.75% quarterly (7.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment adviser receives no income based fees until our net investment income equals the hurdle rate of 1.75% but then receives, as a “catch-up,” 100% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.1875%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.1875% in any calendar quarter, our investment adviser will receive 20% of our pre-incentive fee net investment income as if a hurdle rate did not apply.

Capital gains incentive fees are payable annually in arrears in an amount equal to 20% of our realized capital gains on a cumulative basis from inception through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of capital gains incentive fees paid in all prior years.

We will defer cash payment of any income based fees and capital gains incentive fees otherwise earned by our investment adviser if, during the most recent four full calendar quarter period ending on or prior to the date such payment is to be made, the sum of (a) our aggregate distributions to our stockholders and (b) our change in net assets (defined as total assets less indebtedness and before taking into account any income based fees or capital gains incentive fees accrued during the period) is less than 7.0% of our net assets (defined as total assets less indebtedness) at the beginning of such period. Any deferred income based fees and capital gains incentive fees are carried over for payment in subsequent calculation periods to the extent such payment is payable under the investment advisory and management agreement.

These calculations will be adjusted for any share issuances or repurchases.

See “Business” in our most recent Annual Report on Form 10-K under the caption “Investment Advisory and Management Agreement.”

(8)	“Interest payments on borrowed funds” represents our interest expenses estimated by annualizing our actual interest and credit facility expenses incurred for the three months ended March 31, 2024, which includes the impact of interest rate swaps. During the three months ended March 31, 2024, our average outstanding borrowings were approximately $11.9 billion and cash paid for interest expense was $176 million. We had outstanding borrowings of approximately $11.8 billion (with a carrying value of approximately $11.7 billion) as of March 31, 2024. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. The amount of leverage that we may employ at any particular time will depend on, among other things, our investment adviser’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing. See “Risk Factors—Risks Relating to Our Business—We borrow money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us” in our most recent Annual Report on Form 10-K. We are currently allowed to borrow amounts such that our asset coverage, as calculated pursuant to the Investment Company Act, equals at least 150% after such borrowing (i.e., we are able to borrow up to two dollars for every dollar we have in assets less all liabilities and indebtedness not represented by senior securities issued by us). See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Quarterly Report on Form 10-Q.
(9)	Includes our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Ares Operations in performing its obligations under the administration agreement, and income taxes. Such expenses are estimated by annualizing actual “Other expenses” for the three months ended March 31, 2024. The holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) indirectly bear the cost associated with our annual expenses. See “Business” in our most recent Annual Report on Form 10-K under the caption “Administration Agreement.”
(10)	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be investment companies under section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the Investment Company Act (“Acquired Funds”) in which we invest. Such underlying funds or other investment vehicles are referred to in this prospectus as “Acquired Funds.” This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2024. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits. When applicable, fees and operating expenses estimates are based on historic fees and operating expenses for the Acquired Funds. For those Acquired Funds with little or no operating history, fees and operating expenses are estimates based on expected fees and operating expenses stated in the Acquired Funds’ offering memorandum, private placement memorandum or other similar communication without giving effect to any performance. Future fees and operating expenses for these Acquired Funds may be substantially higher or lower because certain fees and operating expenses are based on the performance of the Acquired Funds, which may fluctuate over time. Also included with the amount is an estimate of the annual fees and operating expenses of the SDLP. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” and Note 4 to our consolidated financial statements in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” in our most recent Quarterly Report on Form 10-Q for more information on the SDLP. The annual fees and operating expenses of the SDLP were estimated based on the funded portfolio of the SDLP as of March 31, 2024 and include interest payments on the senior notes and intermediate funding notes provided by Varagon and its clients, which represent 94% of such expenses.
(11)	“Total annual expenses” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage and increase our total assets. The SEC requires that the “Total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness and before taking into account any income based fees or capital gains incentive fees accrued during the period), rather than the total assets, including assets that have been funded with borrowed monies.

Management Fees [Percent]	3.08%
Interest Expenses on Borrowings [Percent]	5.52%
Incentive Fees [Percent]	3.27%
Acquired Fund Fees and Expenses [Percent]	2.79%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.57%
Total Annual Expenses [Percent]	15.23%
Expense Example [Table Text Block]

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the capital gains incentive fee)(1)	$(123)	$(342)	$(530)	$(894)
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the capital gains incentive fee)(2)	$(133)	$(368)	$(570)	$(951)
(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the investment advisory and management agreement and therefore subject to the capital gains incentive fee.

Expense Example, Year 01	$ (123)
Expense Example, Years 1 to 3	(342)
Expense Example, Years 1 to 5	(530)
Expense Example, Years 1 to 10	$ (894)
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this table contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, stockholders will indirectly bear such fees or expenses as investors in Ares Capital.

Other Transaction Fees, Note [Text Block]
(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.

Other Expenses, Note [Text Block]
(9)	Includes our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Ares Operations in performing its obligations under the administration agreement, and income taxes. Such expenses are estimated by annualizing actual “Other expenses” for the three months ended March 31, 2024. The holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) indirectly bear the cost associated with our annual expenses. See “Business” in our most recent Annual Report on Form 10-K under the caption “Administration Agreement.”

Management Fee not based on Net Assets, Note [Text Block]
(6)	Our base management fee is calculated at an annual rate of 1.5% based on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) at the end of the two most recently completed calendar quarters; provided, however, the base management fee is calculated at an annual rate of 1.0% on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) that exceeds the product of (A) 200% and (B) our net asset value at the end of the most recently completed calendar quarter. See “Business” in our most recent Annual Report on Form 10-K under the caption “Investment Advisory and Management Agreement.”

Acquired Fund Fees and Expenses, Note [Text Block]
(10)	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be investment companies under section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the Investment Company Act (“Acquired Funds”) in which we invest. Such underlying funds or other investment vehicles are referred to in this prospectus as “Acquired Funds.” This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2024. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits. When applicable, fees and operating expenses estimates are based on historic fees and operating expenses for the Acquired Funds. For those Acquired Funds with little or no operating history, fees and operating expenses are estimates based on expected fees and operating expenses stated in the Acquired Funds’ offering memorandum, private placement memorandum or other similar communication without giving effect to any performance. Future fees and operating expenses for these Acquired Funds may be substantially higher or lower because certain fees and operating expenses are based on the performance of the Acquired Funds, which may fluctuate over time. Also included with the amount is an estimate of the annual fees and operating expenses of the SDLP. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” and Note 4 to our consolidated financial statements in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” in our most recent Quarterly Report on Form 10-Q for more information on the SDLP. The annual fees and operating expenses of the SDLP were estimated based on the funded portfolio of the SDLP as of March 31, 2024 and include interest payments on the senior notes and intermediate funding notes provided by Varagon and its clients, which represent 94% of such expenses.

Acquired Fund Fees Estimated, Note [Text Block]	This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2024. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits. When applicable, fees and operating expenses estimates are based on historic fees and operating expenses for the Acquired Funds. For those Acquired Funds with little or no operating history, fees and operating expenses are estimates based on expected fees and operating expenses stated in the Acquired Funds’ offering memorandum, private placement memorandum or other similar communication without giving effect to any performance. Future fees and operating expenses for these Acquired Funds may be substantially higher or lower because certain fees and operating expenses are based on the performance of the Acquired Funds, which may fluctuate over time. Also included with the amount is an estimate of the annual fees and operating expenses of the SDLP. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” and Note 4 to our consolidated financial statements in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” in our most recent Quarterly Report on Form 10-Q for more information on the SDLP.
Acquired Fund Incentive Allocation, Note [Text Block]	This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2024. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits.
Incentive Allocation Minimum [Percent]	15.00%
Incentive Allocation Maximum [Percent]	25.00%
Acquired Fund Total Annual Expenses, Note [Text Block]	The annual fees and operating expenses of the SDLP were estimated based on the funded portfolio of the SDLP as of March 31, 2024 and include interest payments on the senior notes and intermediate funding notes provided by Varagon and its clients, which represent 94% of such expenses.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Information about our senior securities (including preferred stock, debt securities and other indebtedness) is shown in the following tables as of the end of the last ten fiscal years and as of September 30, 2024. The “ — ” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (2)	Coverage	Preference	Value
Class and Year	(in millions)	Per Unit(3)	Per Unit(4)	Per Unit(5)
Revolving Credit Facility
Fiscal 2024 (as of September 30, 2024, unaudited)	$1,713	$1,945	$—	N/A
Fiscal 2023	$1,413	$1,937	$—	N/A
Fiscal 2022	$2,246	$1,772	$—	N/A
Fiscal 2021	$1,507	$1,792	$—	N/A
Fiscal 2020	$1,180	$1,824	$—	N/A
Fiscal 2019	$2,250	$2,042	$—	N/A
Fiscal 2018	$1,064	$2,362	$—	N/A
Fiscal 2017	$395	$2,415	$—	N/A
Fiscal 2016	$571	$2,296	$—	N/A
Fiscal 2015	$515	$2,213	$—	N/A
Fiscal 2014	$170	$2,292	$—	N/A
Revolving Funding Facility
Fiscal 2024 (as of September 30, 2024, unaudited)	$822	$1,945	$—	N/A
Fiscal 2023	$863	$1,937	$—	N/A
Fiscal 2022	$800	$1,772	$—	N/A
Fiscal 2021	$762	$1,792	$—	N/A
Fiscal 2020	$1,027	$1,824	$—	N/A
Fiscal 2019	$638	$2,042	$—	N/A
Fiscal 2018	$520	$2,362	$—	N/A
Fiscal 2017	$600	$2,415	$—	N/A
Fiscal 2016	$155	$2,296	$—	N/A
Fiscal 2015	$250	$2,213	$—	N/A
Fiscal 2014	$324	$2,292	$—	N/A
SMBC Funding Facility
Fiscal 2024 (as of September 30, 2024, unaudited)	$492	$1,945	$—	N/A
Fiscal 2023	$401	$1,937	$—	N/A
Fiscal 2022	$451	$1,772	$—	N/A
Fiscal 2021	$401	$1,792	$—	N/A
Fiscal 2020	$453	$1,824	$—	N/A
Fiscal 2019	$301	$2,042	$—	N/A
Fiscal 2018	$245	$2,362	$—	N/A
Fiscal 2017	$60	$2,415	$—	N/A
Fiscal 2016	$105	$2,296	$—	N/A
Fiscal 2015	$110	$2,213	$—	N/A
Fiscal 2014	$62	$2,292	$—	N/A
BNP Funding Facility
Fiscal 2024 (as of September 30, 2024, unaudited)	$784	$1,945	$—	N/A
Fiscal 2023	$575	$1,937	$—	N/A
Fiscal 2022	$245	$1,772	$—	N/A
Fiscal 2021	$—	$1,792	$—	N/A
Fiscal 2020	$150	$1,824	$—	N/A
May 2024 CLO Notes(6)
Fiscal 2024 (as of September 30, 2024, unaudited)	$476	$1,945	$—	N/A
SBA Debentures
Fiscal 2017	$—	$—	$—	N/A
Fiscal 2016	$25	$2,296	$—	N/A
Fiscal 2015	$22	$2,213	$—	N/A

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (2)	Coverage	Preference	Value
Class and Year	(in millions)	Per Unit(3)	Per Unit(4)	Per Unit(5)
February 2016 Convertible Notes
Fiscal 2015	$575	$2,213	$—	N/A
Fiscal 2014	$575	$2,292	$—	N/A
June 2016 Convertible Notes
Fiscal 2015	$230	$2,213	$—	N/A
Fiscal 2014	$230	$2,292	$—	N/A
2017 Convertible Notes
Fiscal 2016	$163	$2,296	$—	N/A
Fiscal 2015	$163	$2,213	$—	N/A
Fiscal 2014	$163	$2,292	$—	N/A
2018 Convertible Notes
Fiscal 2017	$270	$2,415	$—	N/A
Fiscal 2016	$270	$2,296	$—	N/A
Fiscal 2015	$270	$2,213	$—	N/A
Fiscal 2014	$270	$2,292	$—	N/A
2019 Convertible Notes
Fiscal 2018	$300	$2,362	$—	N/A
Fiscal 2017	$300	$2,415	$—	N/A
Fiscal 2016	$300	$2,296	$—	N/A
Fiscal 2015	$300	$2,213	$—	N/A
Fiscal 2014	$300	$2,292	$—	N/A
2022 Convertible Notes
Fiscal 2021	$388	$1,792	$—	N/A
Fiscal 2020	$388	$1,824	$—	N/A
Fiscal 2019	$388	$2,042	$—	N/A
Fiscal 2018	$388	$2,362	$—	N/A
Fiscal 2017	$388	$2,415	$—	N/A
2024 Convertible Notes(7)
Fiscal 2024 (as of September 30, 2024, unaudited)	$—	$—	$—	N/A
Fiscal 2023	$403	$1,937	$—	N/A
Fiscal 2022	$403	$1,772	$—	N/A
Fiscal 2021	$403	$1,792	$—	N/A
Fiscal 2020	$403	$1,824	$—	N/A
Fiscal 2019	$403	$2,042	$—	N/A
2018 Notes
Fiscal 2017	$750	$2,415	$—	N/A
Fiscal 2016	$750	$2,296	$—	N/A
Fiscal 2015	$750	$2,213	$—	N/A
Fiscal 2014	$750	$2,292	$—	N/A

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (2)	Coverage	Preference	Value
Class and Year	(in millions)	Per Unit(3)	Per Unit(4)	Per Unit(5)
2020 Notes
Fiscal 2018	$600	$2,362	$—	N/A
Fiscal 2017	$600	$2,415	$—	N/A
Fiscal 2016	$600	$2,296	$—	N/A
Fiscal 2015	$600	$2,213	$—	N/A
Fiscal 2014	$400	$2,292	$—	N/A
2022 Notes
Fiscal 2020	$600	$1,824	$—	N/A
Fiscal 2019	$600	$2,042	$—	N/A
Fiscal 2018	$600	$2,362	$—	N/A
Fiscal 2017	$600	$2,415	$—	N/A
Fiscal 2016	$600	$2,296	$—	N/A
February 2022 Notes
Fiscal 2014	$144	$2,292	$—	$1,024
October 2022 Notes
Fiscal 2016	$183	$2,296	$—	$1,017
Fiscal 2015	$183	$2,213	$—	$1,011
Fiscal 2014	$183	$2,292	$—	$1,013
2040 Notes
Fiscal 2014	$200	$2,292	$—	$1,040
2023 Notes
Fiscal 2022	$750	$1,772	$—	N/A
Fiscal 2021	$750	$1,792	$—	N/A
Fiscal 2020	$750	$1,824	$—	N/A
Fiscal 2019	$750	$2,042	$—	N/A
Fiscal 2018	$750	$2,362	$—	N/A
Fiscal 2017	$750	$2,415	$—	N/A
June 2024 Notes(8)
Fiscal 2024 (as of September 30, 2024, unaudited)	$—	$—	$—	N/A
Fiscal 2023	$900	$1,937	$—	N/A
Fiscal 2022	$900	$1,772	$—	N/A
Fiscal 2021	$900	$1,792	$—	N/A
Fiscal 2020	$900	$1,824	$—	N/A
Fiscal 2019	$900	$2,042	$—	N/A

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (2)	Coverage	Preference	Value
Class and Year	(in millions)	Per Unit(3)	Per Unit(4)	Per Unit(5)
March 2025 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$600	$1,945	$—	N/A
Fiscal 2023	$600	$1,937	$—	N/A
Fiscal 2022	$600	$1,772	$—	N/A
Fiscal 2021	$600	$1,792	$—	N/A
Fiscal 2020	$600	$1,824	$—	N/A
Fiscal 2019	$600	$2,042	$—	N/A
Fiscal 2018	$600	$2,362	$—	N/A
July 2025 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$1,250	$1,945	$—	N/A
Fiscal 2023	$1,250	$1,937	$—	N/A
Fiscal 2022	$1,250	$1,772	$—	N/A
Fiscal 2021	$1,250	$1,792	$—	N/A
Fiscal 2020	$750	$1,824	$—	N/A
January 2026 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$1,150	$1,945	$—	N/A
Fiscal 2023	$1,150	$1,937	$—	N/A
Fiscal 2022	$1,150	$1,772	$—	N/A
Fiscal 2021	$1,150	$1,792	$—	N/A
Fiscal 2020	$1,150	$1,824	$—	N/A
July 2026 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$1,000	$1,945	$—	N/A
Fiscal 2023	$1,000	$1,937	$—	N/A
Fiscal 2022	$1,000	$1,772	$—	N/A
Fiscal 2021	$1,000	$1,792	$—	N/A
January 2027 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$900	$1,945	$—	N/A
Fiscal 2023	$900	$1,937	$—	N/A
June 2027 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$500	$1,945	$—	N/A
Fiscal 2023	$500	$1,937	$—	N/A
Fiscal 2022	$500	$1,772	$—	N/A
June 2028 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$1,250	$1,945	$—	N/A
Fiscal 2023	$1,250	$1,937	$—	N/A
Fiscal 2022	$1,250	$1,772	$—	N/A
Fiscal 2021	$1,250	$1,792	$—	N/A
March 2029 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$1,000	$1,945	$—	N/A
July 2029 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$850	$1,945	$—	N/A
November 2031 Notes
Fiscal 2024 (as of September 30, 2024, unaudited)	$700	$1,945	$—	N/A
Fiscal 2023	$700	$1,937	$—	N/A
Fiscal 2022	$700	$1,772	$—	N/A
Fiscal 2021	$700	$1,792	$—	N/A
2047 Notes(9)
Fiscal 2020	$230	$1,824	$—	$1,013
Fiscal 2019	$230	$2,042	$—	$1,033
Fiscal 2018	$230	$2,362	$—	$1,013
Fiscal 2017	$230	$2,415	$—	$1,021
Fiscal 2016	$230	$2,296	$—	$1,015
Fiscal 2015	$230	$2,213	$—	$1,011
Fiscal 2014	$230	$2,292	$—	$985
(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2)

Excludes the loans and notes issued by ADL CLO 4, including the approximately $544 million of November 2024 CLO Secured Loans, $0 of November 2024 CLO Secured Notes and $260 million of November 2024 CLO Subordinated Notes which are retained by us and, as such, are eliminated in consolidation.

(3)

The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit” (including for the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes, which were issued in $25 increments). In June 2016, we received exemptive relief from the SEC allowing us to modify the asset coverage requirements to exclude debentures issued by Ares Venture Finance, L.P. and guaranteed by the Small Business Administration (the “SBA”), subject to the issuance of a capital commitment by the SBA and other customary procedures (the “SBA Debentures”), from this calculation. As such, the asset coverage ratio beginning with Fiscal 2016 excludes the SBA Debentures. Certain prior year amounts have been reclassified to conform to the 2016 and 2017 presentation. In particular, unamortized debt issuance costs were previously included in other assets and were reclassified to long term debt as a result of the adoption of Accounting Standards Update 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs during the first quarter of 2016.

(4)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
(5)

Not applicable, except for with respect to the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes, as other senior securities are not registered for public trading on a stock exchange. The average market value per unit for each of the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes is based on the average daily prices of such notes and is expressed per $1,000 of indebtedness (including for the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes, which were issued in $25 increments).

(6)

Excludes the May 2024 CLO Subordinated Notes, which were retained by us and, as such, are eliminated in consolidation. See Note 5 to our consolidated financial statements for the three and nine months ended September 30, 2024 included in our Q3 2024 Quarterly Report for more information.

(7)

In March 2024, we repaid in full the $403 million in aggregate principal amount of unsecured convertible notes (the “2024 Convertible Notes”) upon their maturity with a combination of cash and shares of our common stock, in accordance with the terms of the indenture governing the 2024 Convertible Notes.

(8)	In June 2024, we repaid in full the $900 million in aggregate principal amount of June 2024 Notes upon their maturity.
(9)

In March 2021, we redeemed the entire $230 million in aggregate principal amount outstanding of the unsecured notes that were scheduled to mature on April 15, 2047 (the “2047 Notes”) in accordance with the terms of the indenture governing the 2047 Notes.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities (including preferred stock, debt securities and other indebtedness) as of the end of the last ten fiscal years is located in “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our most recent Annual Report on Form 10-K, which is incorporated by reference herein. The report of KPMG LLP, our independent registered public accounting firm, on the senior securities table as of December 31, 2023 is included in our most recent Annual report on Form 10-K and is incorporated by reference herein.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Our investment objective is to generate both current income and capital appreciation through debt and equity investments. We invest primarily in U.S. middle-market companies, where we believe the supply of primary capital is limited and the investment opportunities are most attractive. However, we may from time to time invest in larger or smaller companies. We generally use the term “middle-market” to refer to companies with annual EBITDA between $10 million and $250 million. As used herein, EBITDA represents net income before net interest expense, income tax expense, depreciation and amortization.

We invest primarily in first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position), and second lien senior secured loans. In addition to senior secured loans, we also invest in subordinated debt (sometimes referred to as mezzanine debt), which in some cases includes an equity component, and preferred equity. First and second lien senior secured loans generally are senior debt instruments that rank ahead of subordinated debt of a given portfolio company. Subordinated debt and preferred equity are subordinated to senior loans and are generally unsecured. Our investments in corporate borrowers generally range between $30 million and $500 million each. However, the investment sizes may be more or less than these ranges and may vary based on, among other things, our capital availability, the composition of our portfolio and general micro- and macro-economic factors.

To a lesser extent, we also make common equity investments, which have generally been non-control equity investments of less than $20 million (usually in conjunction with a concurrent debt investment). However, we may increase the size or change the nature of these investments.

The proportion of these types of investments will change over time given our views on, among other things, the economic and credit environment in which we are operating. In pursuit of our investment objective, we generally seek to self-originate investments and lead the investment process. The instruments in which we invest typically are not rated by any rating agency, but we believe that if such instruments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s Investors Service, lower than “BBB−” by Fitch Ratings or lower than “BBB−” by Standard & Poor’s Ratings Services), which, under the guidelines established by these entities, is an indication of having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Bonds that are rated below investment grade are sometimes referred to as “high yield bonds” or “junk bonds.” We may invest without limit in debt or other securities of any rating, as well as debt or other securities that have not been rated by any nationally recognized statistical rating organization.

We believe that our investment adviser, Ares Capital Management, is able to leverage the current investment platform, resources and existing relationships of Ares Management with financial sponsors, financial institutions, hedge funds and other investment firms to provide us with attractive investment opportunities. In addition to deal flow, the Ares investment platform assists our investment adviser in analyzing, structuring and monitoring investments. Ares has been in existence for over 25 years and its partners have an average of approximately 25 years of investment experience in managing, advising, underwriting and restructuring companies. We have access to Ares’ investment professionals and administrative professionals, who provide assistance in accounting, finance, legal, compliance, operations, information technology, human resources and investor relations. As of December 31, 2023, Ares had over 950 investment professionals and over 1,850 administrative professionals.

While our primary focus is to generate current income and capital appreciation through investments in first and second lien senior secured loans, subordinated debt and preferred equity and, to a lesser extent, equity securities of eligible portfolio companies, we also may invest up to 30% of our portfolio in non-qualifying assets, as permitted by the Investment Company Act. See “Regulation” below. Specifically, as part of this 30% basket, we may invest in entities that are not considered “eligible portfolio companies” (as defined in the Investment Company Act), including companies located outside of the United States, entities that are operating pursuant to certain exceptions under the Investment Company Act, and publicly traded entities whose public equity market capitalization exceeds the levels provided for under the Investment Company Act.

See “Business” in our most recent Annual Report on Form 10-K for additional information about us.

Risk Factors [Table Text Block]

RISK FACTORS

You should carefully consider the risk factors described below, and in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and the risks discussed in the section titled “Item 1A. Risk Factors” in our Annual Report on Form 10-K, the section titled “Item 1A. Risk Factors,” which are incorporated by reference herein, in our most recent Quarterly Report on Form 10-Q, which are incorporated by reference herein, and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with all of the other information included in this prospectus, the accompanying prospectus supplement and any documents incorporated by reference herein, including our consolidated financial statements and the related notes thereto, before you decide whether to make an investment in our securities. The risks set out below and described in such documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected. In such case, the net asset value of our common stock and the trading price, if any, of our securities could decline, and you may lose all or part of your investment.

Investors in offerings of our common stock will likely incur immediate dilution upon the closing of such offering.

We generally expect the public offering price of any offering of shares of our common stock to be higher than the book value per share of our outstanding common stock (unless we offer shares pursuant to a rights offering or after obtaining prior approval for such issuance from our stockholders and our independent directors). Accordingly, investors purchasing shares of our common stock in offerings pursuant to this prospectus may pay a price per share that exceeds the tangible book value per share after such offering.

Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.

In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.

In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial. See “Risk Factors—Risks Relating to Our Common Stock and Publicly Traded Notes—The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock” in our most recent Annual Report on Form 10-K and “Sales of Common Stock Below Net Asset Value” below.

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in high-quality short-term investments, which will generate lower rates of return than those expected from the interest generated on first and second lien senior secured loans and mezzanine debt.

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in cash, cash equivalents, U.S. government securities and other high-quality short-term investments. These securities generally earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective. As a result, we may not, for a time, be able to achieve our investment objective and/or we may need to, for a time, decrease the amount of any dividend that we may pay to our stockholders to a level that is substantially lower than the level that we expect to pay when the net proceeds of offerings are fully invested in accordance with our investment objective. If we do not realize yields in excess of our expenses, we may incur operating losses and the market price of our shares may decline.

Our stockholders may receive shares of our common stock as dividends, which could result in adverse cash flow consequences to them.

In order to satisfy the Annual Distribution Requirement applicable to RICs, we have the ability to declare a large portion of a dividend in shares of our common stock instead of in cash. As long as a portion of such dividend is paid in cash (which portion could be as low as 20%) and certain requirements are met, the entire distribution would be treated as a dividend for U.S. federal income tax purposes. As a result, a stockholder would be taxed on 100% of the fair market value of the shares received as part of the dividend on the date a stockholder received it in the same manner as a cash dividend, even though most of the dividend was paid in shares of our common stock.

Share Price [Table Text Block]

		Price Range			Low
				High	Sales Price
				Sales Price	Premium	Cash
	Net			Premium	(Discount)	Dividend
	Asset			to Net Asset	to Net Asset	Per
	Value(1)	High	Low	Value(2)	Value(2)	Share(3)
Year ended December 31, 2022
First Quarter	$19.03	$22.58	$19.70	18.65%	3.52%	$0.54	(4)
Second Quarter	$18.81	$22.44	$17.12	19.30%	(8.98)%	$0.42
Third Quarter	$18.56	$20.70	$16.84	11.53%	(9.27)%	$0.43
Fourth Quarter	$18.40	$19.76	$17.30	7.39%	(5.98)%	$0.48
Year ended December 31, 2023
First Quarter	$18.45	$20.04	$17.19	8.62%	(6.83)%	$0.48
Second Quarter	$18.58	$19.11	$17.65	2.85%	(5.01)%	$0.48
Third Quarter	$18.99	$19.81	$18.86	4.32%	(0.68)%	$0.48
Fourth Quarter	$19.24	$20.21	$18.66	5.04%	(3.01)%	$0.48
Year ended December 31, 2024
First Quarter	$19.53	$20.82	$19.94	6.61%	2.10%	$0.48
Second Quarter (through April 24, 2024)	*	$20.79	$20.24	*	*	*
(1)	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.
(2)	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter).
(3)	Represents the dividend or distribution declared in the relevant quarter.
(4)	Consists of a quarterly dividend of $0.42 per share and additional quarterly dividends totaling $0.12 per share, all of which were declared in the first quarter of 2022 and paid on March 31, 2022, June 30, 2022, September 30, 2022 and December 29, 2022 to stockholders of record as of March 15, 2022, June 15, 2022, September 15, 2022 and December 15, 2022, respectively.
*

Net asset value has not yet been calculated for this period. Net asset value for the second quarter of 2024 will be available with the filing of the Company’s Quarterly Report on Form 10-Q for such quarter, which will be filed on or before August 9, 2024.

Lowest Price or Bid				$ 20.24	$ 19.94	$ 18.66	$ 18.86	$ 17.65	$ 17.19	$ 17.3	$ 16.84	$ 17.12	$ 19.7
Highest Price or Bid				20.79	$ 20.82	$ 20.21	$ 19.81	$ 19.11	$ 20.04	$ 19.76	$ 20.7	$ 22.44	$ 22.58
Highest Price or Bid, Premium (Discount) to NAV [Percent]					6.61%	5.04%	4.32%	2.85%	8.62%	7.39%	11.53%	19.30%	18.65%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					2.10%	(3.01%)	(0.68%)	(5.01%)	(6.83%)	(5.98%)	(9.27%)	(8.98%)	3.52%
Share Price		$ 20.79		$ 20.79
NAV Per Share			$ 19.53		$ 19.53
Latest Premium (Discount) to NAV [Percent]			6.45%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our charter and bylaws. This summary is not necessarily complete, and we refer you to the MGCL and our charter and bylaws for a more detailed description of the provisions summarized below.

STOCK

Our authorized stock consists of 1,000,000,000 shares of stock, par value $0.001 per share, all of which are currently designated as common stock. Our common stock trades on The Nasdaq Global Select Market under the symbol “ARCC.” On April 24, 2024, the official close price of our common stock on The Nasdaq Global Select Market was $20.79 per share. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our indebtedness or obligations.

Under our charter, our board of directors is authorized to classify any unissued shares of stock and reclassify any previously classified but unissued shares of stock into one or more classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. As permitted by the MGCL, our charter provides that a majority of the entire board of directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay off all indebtedness and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.

Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of our directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors.

The following are our outstanding classes of capital stock as of April 24, 2024:

		(3)	(4)
		Amount Held by	Amount Outstanding
	(2)	Registrant	Exclusive of Amount
(1)	Amount	or for its	Shown Under
Title of Class	Authorized	Account	Column(3)
Common Stock	1,000,000,000	—	607,763,554

Preferred Stock

Our charter authorizes our board of directors to classify any unissued shares of stock and reclassify any previously classified but unissued shares of stock into other classes or series of stock, including preferred stock. Prior to issuance of shares of each class or series, the board of directors is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our board of directors could authorize the issuance of shares of our preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.

You should note, however, that any issuance of preferred stock must comply with the requirements of the Investment Company Act. The Investment Company Act requires, among other things, that (a) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other indebtedness and senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be and (b) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more. Certain matters under the Investment Company Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock may provide us with increased flexibility in structuring future financings and acquisitions.

Long Term Debt [Table Text Block]

DESCRIPTION OF OUR DEBT SECURITIES

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” The debt securities will be issued either (i) pursuant to our existing indenture, dated as of October 21, 2010, between us and U.S. Bank Trust Company, National Association, as successor in interest to U.S. Bank National Association, as trustee (“existing indenture”), or (ii) pursuant to a new debt indenture that we expect to enter into with U.S. Bank Trust Company, National Association, as trustee (“new indenture”). We use the term “indentures” to refer collectively to our existing indenture and our new indenture. An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.

This section includes a description of the material provisions of the indentures. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, it does not describe every aspect of the debt securities and the indentures. We urge you to read the applicable indenture or indentures because they, and not this description, define your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indentures. Some of the definitions are repeated in this prospectus, but for the rest you will need to read the indentures. We have filed the existing indenture and the form of the new indenture as an exhibit to our registration statement of which this prospectus is a part. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” below for information on how to obtain a copy of the indentures.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including, among other things:

●	the designation or title of the series of debt securities;
●	the total principal amount of the series of debt securities;
●	the percentage of the principal amount at which the series of debt securities will be offered;
●	the date or dates on which principal will be payable;
●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
●	the terms for redemption, extension or early repayment, if any;
●	the currencies in which the series of debt securities are issued and payable;
●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
●	the place or places, if any, of payment, transfer, conversion and/or exchange of the debt securities;
●	the denominations in which the offered debt securities will be issued (if other than denominations of $1,000 and any integral multiple thereof);
●	the provision for any sinking fund;
●	any restrictive covenants;
●	any Events of Default;
●	whether the series of debt securities is issuable in certificated form;
●	any provisions for defeasance or covenant defeasance;
●	if applicable, U.S. federal income tax considerations relating to original issue discount;
●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
●	whether the debt securities are subject to subordination and the terms of such subordination;
●	the listing, if any, on a securities exchange; and
●	any other terms.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

We are currently permitted, under specified conditions, to issue multiple classes of indebtedness if our asset coverage, calculated pursuant to the Investment Company Act, is at least equal to 150% immediately after each such issuance (i.e., we are able to borrow up to two dollars for every dollar we have in assets less all liabilities and indebtedness not represented by senior securities issued by us). In addition, while any indebtedness and senior securities remain outstanding, we must make provisions to prohibit the distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors—Risks Relating to Our Business—Regulations governing our operation as a BDC affect our ability to, and the way in which we, raise additional capital” in our most recent Annual Report on Form 10-K.

GENERAL

The indentures provide that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”) may be issued under the indentures in one or more series.

For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.

The indentures do not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under each indenture, when a single trustee is acting for all debt securities issued under such indenture, are called the “indenture securities.” The indentures also provide that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “Resignation of Trustee” below. At a time when two or more trustees are acting under an indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under an indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under an indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

The indentures do not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

We expect that we will usually issue debt securities in book-entry only form represented by global securities. Under the new indenture, debt securities will generally only be issued in physical, certificated form if: (a) the depositary notifies us that it is unwilling or unable to continue as depositary for such debt security in global form and a successor depositary is not appointed within 90 days; (b) the depositary ceases to be registered as a clearing agency under the Exchange Act and a successor depositary is not appointed within 90 days; or (c) an Event of Default with respect to such debt security has occurred and is continuing and a beneficial owner requests that its debt security be issued in physical, certificated form.

CONVERSION AND EXCHANGE

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

PAYMENT AND PAYING AGENTS

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date at our office or agency maintained for such purpose, except that, at our option, interest may be paid by (i) by check mailed on the interest payment date to the holder at his or her address shown on the trustee’s records as of the close of business on the regular record date or (ii) transfer to an account maintained by the holder located in the United States. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, NY and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.

Payment When Offices Are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indentures as if they were made on the original due date, except as otherwise indicated in the accompanying prospectus supplement. Such payment will not result in a default under any debt security or the indentures, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

EVENTS OF DEFAULT

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

Under the existing indenture, the term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):

●	We do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within 5 days.
●	We do not pay interest on a debt security of the series when due, and such default is not cured within 30 days.
●	We do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within 5 days.
●	We remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series.
●	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days.
●	On the last business day of each of twenty-four consecutive calendar months, we have an asset coverage of less than 100%.
●	Any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

Under the new indenture, the term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):

●	We do not pay interest on a debt security of the series when due, and such default is not cured within 30 calendar days.
●	We do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within 5 business days.
●	We do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within 5 business days.
●	We remain in breach of a covenant in respect of debt securities of the series for 60 consecutive calendar days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series.
●	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days.
●	On the last business day of each of 24 consecutive calendar months, we have an asset coverage of less than 100%.
●	Any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest, if it considers the withholding of notice to be in the interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the debt securities of the affected series, may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of not less than a majority in principal amount of the debt securities of the affected series.

The trustee is not required to take any action under either indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”) (Section 315 of the Trust Indenture Act of 1939, as amended). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	You must give your trustee written notice that an Event of Default has occurred and remains uncured.
●	The holders of at least (i) under the existing indenture, 25% and (ii) under the new indenture, 30%, in each case in principal amount of all outstanding debt securities of the relevant series, must make a written request that the trustee take action because of the default and must offer reasonable indemnity to the trustee against the cost and other liabilities of taking that action.
●	The trustee must not have taken action for 60 calendar days after receipt of the above notice and offer of indemnity.
●	The holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60 day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of not less than a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Solely for purposes of the Event of Default provisions of any debt securities issued under the new indenture, the following terms will be applicable:

A notice of default may not be given with respect to any action taken, and reported publicly or to holders, more than two years prior to such notice of default. Any notice of default, notice of acceleration or instruction to the trustee to provide a notice of default, notice of acceleration or to take any other action (a “Holder Direction”) provided by any one or more holders of the applicable debt securities (each a “Directing Holder”) must be accompanied by a written representation from each such holder delivered to us and the trustee that such holder is not (or, in the case such holder is The Depository Trust Company (the “DTC”) or its nominee, that such holder is being instructed solely by beneficial owners that are not) Net Short (a “Position Representation”), which representation, in the case of a Holder Direction relating to the delivery of a notice of default shall be deemed a continuing representation until the resulting Event of Default is cured or otherwise ceases to exist or the applicable debt securities are accelerated. In addition, each Directing Holder is deemed, at the time of providing a Holder Direction, to covenant to provide us with such other information as we may reasonably request from time to time in order to verify the accuracy of such Directing Holder’s Position Representation within five business days of request therefor (a “Verification Covenant”). In any case in which the Directing Holder is DTC or its nominee, any Position Representation or Verification Covenant required hereunder shall be provided by the beneficial owner of the applicable debt securities in lieu of DTC or its nominee.

If, following the delivery of a Holder Direction, but prior to acceleration of the applicable debt securities, we determine in good faith that there is a reasonable basis to believe a Directing Holder was, at any relevant time, in breach of its Position Representation and provides to the trustee an officer’s certificate stating that we have initiated litigation in a court of competent jurisdiction seeking a determination that such Directing Holder was, at such time, in breach of its Position Representation, and seeking to invalidate any default, Event of Default or acceleration (or notice thereof) that resulted from the applicable Holder Direction, the cure period with respect to such default shall be automatically stayed and the cure period with respect to such default or Event of Default shall be automatically reinstituted and any remedy stayed pending a final and non-appealable determination of a court of competent jurisdiction on such matter. If, following the delivery of a Holder Direction, but prior to acceleration of the applicable debt securities, we provide to the trustee an officer’s certificate stating that a Directing Holder failed to satisfy its Verification Covenant, the cure period with respect to such default will be automatically stayed and the cure period with respect to any default or Event of Default that resulted from the applicable Holder Direction will be automatically reinstituted and any remedy stayed pending satisfaction of such Verification Covenant. Any breach of the Position Representation will result in such holder’s participation in such Holder Direction being disregarded; and, if, without the participation of such holder, the percentage of applicable debt securities held by the remaining holders that provided such Holder Direction would have been insufficient to validly provide such Holder Direction, such Holder Direction will be void ab initio (except for any indemnity or security offered or provided to the Trustee), with the effect that such default or Event of Default will be deemed never to have occurred, acceleration will be voided and the trustee will be deemed not to have received such Holder Direction or any notice of such default or Event of Default.

Notwithstanding anything in the preceding two paragraphs to the contrary, any Holder Direction delivered to the trustee during the pendency of an Event of Default as the result of bankruptcy or similar proceedings will not require compliance with the foregoing paragraphs.

For the avoidance of doubt, the trustee will be entitled to conclusively rely on any Holder Direction, officer’s certificate or other document delivered to it pursuant to the foregoing paragraphs, will have no duty to inquire as to or investigate the accuracy of any Position Representation, enforce compliance with any Verification Covenant, verify any statements in any officer’s certificate delivered to it, or otherwise make calculations, investigations or determinations with respect to Derivative Instruments, Net Shorts, Long Derivative Instruments, Short Derivative Instruments or otherwise. The trustee shall have no liability to us, any holder or any other person in acting in good faith on a Holder Direction or to determine whether any holder has delivered a Position Representation or that such Position Representation conforms with the new indenture or any other agreement.

If a default for a failure to deliver a required notice or certificate in connection with another default under the new indenture (the “Initial Default”) occurs, then at the time such Initial Default is cured, such default for a failure to deliver a required notice or certificate in connection with another default that resulted solely because of that Initial Default will also be cured without any further action and any default or event of default for the failure to deliver any notice or certificate pursuant to any other provision of the new indenture will be deemed to be cured upon the delivery of any such notice or certificate required by such covenant or such notice or certificate, as applicable, even though such delivery is not within the prescribed period specified in the new indenture. Any time period in the new indenture to cure any actual or alleged default or event of default may be extended or stayed by a court of competent jurisdiction.

“Derivative Instrument” means, with respect to a person, and the securities of any series, any contract, instrument or other right to receive payment or delivery of cash or other assets to which such person or any affiliate of such person that is acting in concert with such person in connection with such person’s investment in the applicable debt securities (other than a Screened Affiliate) is a party (whether or not requiring further performance by such person), the value and/or cash flows of which (or any material portion thereof) are materially affected by the value and/or performance of the applicable debt securities and/or our creditworthiness (the “Performance References”).

“Long Derivative Instrument” means a Derivative Instrument: (i) the value of which generally increases, and/or the payment or delivery obligations under which generally decrease, with positive changes to the Performance References; and/or (ii) the value of which generally decreases, and/or the payment or delivery obligations under which generally increase, with negative changes to the Performance References.

“Net Short” means, with respect to a holder or beneficial owner of debt securities of any series, as of a date of determination, either: (i) the value of its Short Derivative Instruments exceeds the sum of the (x) value of its applicable debt securities plus (y) value of its Long Derivative Instruments as of such date of determination; or (ii) it is reasonably expected that such would have been the case were a Failure to Pay or Bankruptcy Credit Event (each as defined in the 2014 ISDA Credit Derivatives Definitions) to have occurred with respect to us immediately prior to such date of determination.

“Screened Affiliate” means any affiliate of a holder: (i) that makes investment decisions independently from such holder and any other affiliate of such holder that is not a Screened Affiliate; (ii) that has in place customary information screens between it and such holder and any other affiliate of such holder that is not a Screened Affiliate and such screens prohibit the sharing of information with respect to us or our subsidiaries; (iii) whose investment policies are not directed by such holder or any other affiliate of such holder that is acting in concert with such holder in connection with its investment in the applicable debt securities; and (iv) whose investment decisions are not influenced by the investment decisions of such holder or any other affiliate of such holder that is acting in concert with such holders in connection with its investment in the applicable debt securities.

“Short Derivative Instrument” means a Derivative Instrument: (i) the value of which generally decreases, and/or the payment or delivery obligations under which generally increase, with positive changes to the Performance References; and/or (ii) the value of which generally increases, and/or the payment or delivery obligations under which generally decrease, with negative changes to the Performance References.

With respect to debt securities under either the existing indenture or the new indenture, book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Notices to Trustee

Under the existing indenture, within 120 days after the end of each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the existing indenture and the debt securities, or else specifying any default.

Under the new indenture, within 120 calendar days after the end of each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge whether any Default or Event of Default occurred during the previous year that is continuing.

MERGER OR CONSOLIDATION

Under the terms of the indentures, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:

Under the existing indenture:

●	Where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for our obligations under the debt securities.
●	Immediately after giving effect to such transaction, no Default or Event of Default shall have happened and be continuing.
●	We must deliver certain certificates and documents to the trustee.
●	We must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Under the new indenture:

●	We must be the surviving entity in such consolidation or merger, or, if not, the surviving entity must be a corporation or limited liability company organized and existing under the laws of the United States of America or any state or territory thereof.
●	Where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for our obligations under the outstanding debt securities.
●	Immediately after giving effect to such transaction or series of related transactions, no Default or Event of Default shall have happened and be continuing.
●	We must deliver certain certificates and documents to the trustee.
●	We must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

OTHER COVENANTS UNDER THE NEW INDENTURE

For the period of time during which debt securities of any series are outstanding, we will not violate, whether or not we are subject thereto, Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act or any successor provisions, but giving effect, in either case, to any exemptive relief granted to us by the SEC.

If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the any series of debt securities outstanding and the trustee, for the period of time during which the such debt securities are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with GAAP, as applicable.

MODIFICATION OR WAIVER

There are three types of changes we can make to the indentures and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security;
●	reduce any amounts due on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	under the existing indenture, adversely affect any right of repayment at the holder's option;
●	under the existing indenture, change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	adversely affect the right to receive payment of the principal of and interest on any debt security;
●	under the new indenture, change the currency of payment on a debt security;
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indentures in a manner that is adverse to holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indentures;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indentures or to waive certain defaults;
●	modify any other aspect of the provisions of the indentures dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indentures and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indentures after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indentures and the debt securities would require the following approval:

●	If the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series.
●	If the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	For original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default.
●	For indexed debt securities, we will use the principal face amount of such indexed security at original issuance, unless otherwise provided.
●	For debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “Defeasance—Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indentures. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indentures or the debt securities or request a waiver.

DEFEASANCE

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

If certain conditions are satisfied, we can make the deposit described below and be released from some of the restrictive covenants in the indentures under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions described under “Indenture Provisions—Subordination” below. In order to achieve covenant defeasance, we must do the following:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal, premium, if any, and any other payments, including any mandatory sinking fund payments, on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity.

We must deliver to the trustee a legal opinion of our counsel and an officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal, premium, if any, and any other payments, including any mandatory sinking fund payments, on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.
●	We must deliver to the trustee a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions—Subordination.”

FORM, EXCHANGE AND TRANSFER OF SECURITIES

Holders may exchange their securities, if any, for debt securities of the same series of smaller denominations or combined into fewer debt securities of the same series of larger denominations, as long as the total principal amount is not changed.

Holders may exchange or transfer their securities, if any, at the office of their trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their securities, if any, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if every security presented for transfer or exchange is duly endorsed, or accompanied by a written instrument of transfer in form satisfactory to us and the trustee. Under the new indenture, each holder must indemnify us and the trustee against any liability that may result from the transfer, exchange or assignment of such holder's debt securities in violation of any provision of the indenture and/or applicable U.S. federal or state securities laws.

If we have designated additional transfer agents for your debt security, they will be named in your prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

RESIGNATION OF TRUSTEE

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under an indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

INDENTURE PROVISIONS—SUBORDINATION

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indentures in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indentures provide that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of such indenture. “Senior Indebtedness” is defined in the indentures as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indentures and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

THE TRUSTEE UNDER THE INDENTURES

U.S. Bank Trust Company, National Association will serve as the trustee under the indentures.

CERTAIN CONSIDERATIONS RELATING TO FOREIGN CURRENCIES

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

BOOK-ENTRY DEBT SECURITIES

The DTC, New York, NY, will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.

DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“Direct Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”). DTC has a Standard & Poor’s rating of AA+. The DTC Rules applicable to its Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (“Beneficial Owner”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and dividend payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC or its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Title [Text Block]	DEBT SECURITIES
Long Term Debt, Structuring [Text Block]

INDENTURE PROVISIONS—SUBORDINATION

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indentures in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indentures provide that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of such indenture. “Senior Indebtedness” is defined in the indentures as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indentures and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

Long Term Debt, Dividends and Covenants [Text Block]

DEFEASANCE

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

If certain conditions are satisfied, we can make the deposit described below and be released from some of the restrictive covenants in the indentures under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions described under “Indenture Provisions—Subordination” below. In order to achieve covenant defeasance, we must do the following:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal, premium, if any, and any other payments, including any mandatory sinking fund payments, on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity.

We must deliver to the trustee a legal opinion of our counsel and an officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal, premium, if any, and any other payments, including any mandatory sinking fund payments, on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.
●	We must deliver to the trustee a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions—Subordination.”

Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]		1,000,000,000
Outstanding Security, Held [Shares]		607,763,554
Investors In Offerings Of Our Common Stock Will Likely Incur Immediate Dilution Upon The Closing Of Such Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors in offerings of our common stock will likely incur immediate dilution upon the closing of such offering.

We generally expect the public offering price of any offering of shares of our common stock to be higher than the book value per share of our outstanding common stock (unless we offer shares pursuant to a rights offering or after obtaining prior approval for such issuance from our stockholders and our independent directors). Accordingly, investors purchasing shares of our common stock in offerings pursuant to this prospectus may pay a price per share that exceeds the tangible book value per share after such offering.

Interest May Be Diluted Not Fully Exercise Subscription Rights In Any Rights Offering If Subscription Price Is Less Than Our Net Asset Value Per Share [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.

In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.

In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial. See “Risk Factors—Risks Relating to Our Common Stock and Publicly Traded Notes—The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock” in our most recent Annual Report on Form 10-K and “Sales of Common Stock Below Net Asset Value” below.

Investment In High Quality Short Term Investments Which Will Generate Lower Rates Of Return Interest Generated On First And Second Lien Senior Secured Loans And Mezzanine Debt [Member] [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in high-quality short-term investments, which will generate lower rates of return than those expected from the interest generated on first and second lien senior secured loans and mezzanine debt.

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in cash, cash equivalents, U.S. government securities and other high-quality short-term investments. These securities generally earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective. As a result, we may not, for a time, be able to achieve our investment objective and/or we may need to, for a time, decrease the amount of any dividend that we may pay to our stockholders to a level that is substantially lower than the level that we expect to pay when the net proceeds of offerings are fully invested in accordance with our investment objective. If we do not realize yields in excess of our expenses, we may incur operating losses and the market price of our shares may decline.

Stockholders May Receive Shares Of Common Stock As Dividends Which Could Result In Adverse Cash Flow Consequences To Them [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our stockholders may receive shares of our common stock as dividends, which could result in adverse cash flow consequences to them.

In order to satisfy the Annual Distribution Requirement applicable to RICs, we have the ability to declare a large portion of a dividend in shares of our common stock instead of in cash. As long as a portion of such dividend is paid in cash (which portion could be as low as 20%) and certain requirements are met, the entire distribution would be treated as a dividend for U.S. federal income tax purposes. As a result, a stockholder would be taxed on 100% of the fair market value of the shares received as part of the dividend on the date a stockholder received it in the same manner as a cash dividend, even though most of the dividend was paid in shares of our common stock.

Common Stock 1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]

Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of our directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors.

Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay off all indebtedness and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Securities [Table Text Block]

The following are our outstanding classes of capital stock as of April 24, 2024:

		(3)	(4)
		Amount Held by	Amount Outstanding
	(2)	Registrant	Exclusive of Amount
(1)	Amount	or for its	Shown Under
Title of Class	Authorized	Account	Column(3)
Common Stock	1,000,000,000	—	607,763,554

Preferred Stock 1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock
Security Dividends [Text Block]

For any class or series of preferred stock that we may issue, our board of directors will determine and the articles supplementary and the prospectus supplement relating to such class or series will describe:

●	the designation and number of shares of such class or series;
●	the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such class or series, as well as whether such dividends are participating or non-participating;

Security Voting Rights [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more. Certain matters under the Investment Company Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC.
●	the voting powers, if any, of the holders of shares of such class or series;

Security Liquidation Rights [Text Block]
●	the rights and preferences, if any, of holders of shares of such class or series upon our liquidation, dissolution or winding up of our affairs;

Security Liabilities [Text Block]
●	any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such class or series are outstanding;

Security Preemptive and Other Rights [Text Block]
●	any other relative powers, preferences and participating, optional or special rights of shares of such class or series, and the qualifications, limitations or restrictions thereof.

Preferred Stock Restrictions, Arrearage [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more.
Preferred Stock Restrictions, Other [Text Block]	any conditions or restrictions on our ability to issue additional shares of such class or series or other securities
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Rights Subject to Other than Majority Vote [Text Block]

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. You should read the prospectus supplement related to any such subscription rights offering.

Rights Limited by Other Securities [Text Block]
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Other Security, Title [Text Block]	SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS

GENERAL

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. You should read the prospectus supplement related to any such subscription rights offering.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

●	the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
●	the title of such subscription rights;
●	the exercise price for such subscription rights (or method of calculation thereof);
●	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
●	the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●	any termination right we may have in connection with such subscription rights offering; and
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

We will not offer any subscription rights to purchase shares of our common stock under this prospectus or an accompanying prospectus supplement without first filing a new post-effective amendment to the registration statement.

EXERCISE OF SUBSCRIPTION RIGHTS

Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Warrants or Rights, Called Title	subscription rights
Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]	WARRANTS
Other Security, Description [Text Block]

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants. You should read the prospectus supplement related to any warrants offering.

We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title of such warrants;
●	the aggregate number of such warrants;
●	the price or prices at which such warrants will be issued;
●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●	in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire;
●	whether such warrants will be issued in registered form or bearer form;
●	if applicable, the minimum or maximum amount of such warrants that may be exercised at any one time;
●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the warrants;
●	if applicable, a discussion of certain U.S. federal income tax considerations; and
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the Investment Company Act, we may generally only offer warrants provided that (a) the warrants expire by their terms within ten years, (b) the exercise or conversion price is not less than the current market value at the date of issuance, (c) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of Ares Capital and its stockholders and (d) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The Investment Company Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

Warrants or Rights, Called Title	warrants
Units [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]	UNITS
Other Security, Description [Text Block]

DESCRIPTION OF OUR UNITS

The following is a general description of the terms of the units we may issue from time to time. Particular terms of any units we offer will be described in the prospectus supplement relating to such units. For a complete description of the terms of particular units, you should read this prospectus and the prospectus supplement relating to those particular units.

We may issue units comprised of one or more of the other securities described in this prospectus in any combination. Each unit may also include debt obligations of third parties, such as U.S. Treasury securities. Each unit will be issued so that the holder of the unit is also the holder of each security included in the unit. Thus, the holder of a unit will have the rights and obligations of a holder of each included security.

A prospectus supplement will describe the particular terms of any series of units we may issue, including the following:

●	the designation and terms of the units and of the securities comprising the units, including whether and under what circumstances the securities comprising the units may be held or transferred separately;
●	a description of the terms of any unit agreement governing the units;
●	a description of the provisions for the payment, settlement, transfer or exchange of the units; and
●	whether the units will be issued in fully registered or global form.

We will not offer any units under this prospectus or an accompanying prospectus supplement without first filing a new post-effective amendment to the registration statement.

Warrants or Rights, Called Title	units
Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 1,413,000,000				$ 2,246,000,000				$ 1,180,000,000	$ 2,250,000,000	$ 1,064,000,000	$ 395,000,000	$ 571,000,000	$ 515,000,000	$ 170,000,000	$ 1,713,000,000	$ 1,507,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 1,945	$ 1,792
Revolving Fund Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 863,000,000				$ 800,000,000				$ 1,027,000,000	$ 638,000,000	$ 520,000,000	$ 600,000,000	$ 155,000,000	$ 250,000,000	$ 324,000,000	$ 822,000,000	$ 762,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 1,945	$ 1,792
SMBC Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 401,000,000				$ 451,000,000				$ 453,000,000	$ 301,000,000	$ 245,000,000	$ 60,000,000	$ 105,000,000	$ 110,000,000	$ 62,000,000	$ 492,000,000	$ 401,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 1,945	$ 1,792
BNP Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 575,000,000				$ 245,000,000				$ 150,000,000							$ 784,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824							$ 1,945	$ 1,792
SBA Debentures [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 25,000,000	$ 22,000,000
Senior Securities Coverage per Unit																		$ 2,296	$ 2,213
February 2016 Convertible Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																			$ 575,000,000	$ 575,000,000
Senior Securities Coverage per Unit																			$ 2,213	$ 2,292
June 2016 Convertible Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																			$ 230,000,000	$ 230,000,000
Senior Securities Coverage per Unit																			$ 2,213	$ 2,292
Convertible Notes 2017 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 163,000,000	$ 163,000,000	$ 163,000,000
Senior Securities Coverage per Unit																		$ 2,296	$ 2,213	$ 2,292
Convertible Notes 2018 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 270,000,000	$ 270,000,000	$ 270,000,000	$ 270,000,000
Senior Securities Coverage per Unit																	$ 2,415	$ 2,296	$ 2,213	$ 2,292
Convertible Notes 2019 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000
Senior Securities Coverage per Unit																$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292
Convertible Notes 2022 [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 388,000,000	$ 388,000,000	$ 388,000,000	$ 388,000,000					$ 388,000,000
Senior Securities Coverage per Unit														$ 1,824	$ 2,042	$ 2,362	$ 2,415					$ 1,792
Convertible Notes 2024 [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 403,000,000				$ 403,000,000				$ 403,000,000	$ 403,000,000							$ 403,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824	$ 2,042							$ 1,792
Notes 2018 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000
Senior Securities Coverage per Unit																	$ 2,415	$ 2,296	$ 2,213	$ 2,292
Notes 2020 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 400,000,000
Senior Securities Coverage per Unit																$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292
Notes 2022 [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000
Senior Securities Coverage per Unit														$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296
February 2022 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 144,000,000
Senior Securities Coverage per Unit																				$ 2,292
Senior Securities Average Market Value per Unit																				$ 1,024
October 2022 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 183,000,000	$ 183,000,000	$ 183,000,000
Senior Securities Coverage per Unit																		$ 2,296	$ 2,213	$ 2,292
Senior Securities Average Market Value per Unit																		$ 1,017	$ 1,011	$ 1,013
Notes 2040 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 200,000,000
Senior Securities Coverage per Unit																				$ 2,292
Senior Securities Average Market Value per Unit																				$ 1,040
Notes 2023 [Member]
Financial Highlights [Abstract]
Senior Securities Amount										$ 750,000,000				$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000					$ 750,000,000
Senior Securities Coverage per Unit										$ 1,772				$ 1,824	$ 2,042	$ 2,362	$ 2,415					$ 1,792
March 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 600,000,000				$ 600,000,000				$ 600,000,000	$ 600,000,000	$ 600,000,000					$ 600,000,000	$ 600,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824	$ 2,042	$ 2,362					$ 1,945	$ 1,792
May 2024 CLO Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 476,000,000
Senior Securities Coverage per Unit																					$ 1,945
July 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 1,250,000,000				$ 1,250,000,000				$ 750,000,000							$ 1,250,000,000	$ 1,250,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824							$ 1,945	$ 1,792
January 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 1,150,000,000				$ 1,150,000,000				$ 1,150,000,000							$ 1,150,000,000	$ 1,150,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824							$ 1,945	$ 1,792
July 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 1,000,000,000				$ 1,000,000,000											$ 1,000,000,000	$ 1,000,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772											$ 1,945	$ 1,792
January 2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 900,000,000															$ 900,000,000
Senior Securities Coverage per Unit						$ 1,937															$ 1,945
March 2029 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 1,000,000,000
Senior Securities Coverage per Unit																					$ 1,945
July 2029 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 850,000,000
Senior Securities Coverage per Unit																					$ 1,945
November 2031 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 700,000,000				$ 700,000,000											$ 700,000,000	$ 700,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772											$ 1,945	$ 1,792
June 2028 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 1,250,000,000				$ 1,250,000,000											$ 1,250,000,000	$ 1,250,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772											$ 1,945	$ 1,792
June 2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 500,000,000				$ 500,000,000											$ 500,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772											$ 1,945
June 2024 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 900,000,000				$ 900,000,000				$ 900,000,000	$ 900,000,000							$ 900,000,000
Senior Securities Coverage per Unit						$ 1,937				$ 1,772				$ 1,824	$ 2,042							$ 1,792
Notes 2047 [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000
Senior Securities Coverage per Unit														$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292
Senior Securities Average Market Value per Unit														$ 1,013	$ 1,033	$ 1,013	$ 1,021	$ 1,015	$ 1,011	$ 985